CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
REVENUES
Time charter revenues	$ 144,952		$ 143,531	$ 91,107
Other revenue	1,609	[1]	0	0
Total revenues	146,561	[2]	143,531	91,107
OPERATING EXPENSES
Vessel operating expenses	(24,195)		(23,791)	(16,080)
Construction contract expenses	0		(151)	(315)
Administrative expenses	(8,916)		(9,910)	(9,718)
Depreciation and amortization	(21,146)		(21,054)	(10,552)
Total operating expenses	(54,257)		(54,906)	(36,665)
Equity in earnings (losses) of joint ventures	17,938		5,139	16,622
Operating income (loss)	110,242		93,764	71,064
FINANCIAL INCOME (EXPENSE), NET
Interest income	725		500	857
Interest expense	(26,814)		(30,085)	(25,178)
Gain (loss) on derivative instruments	4,681		2,463	1,839
Other items, net	(2,907)		(3,574)	(3,333)
Total financial income (expense), net	(24,315)		(30,696)	(25,815)
Income (loss) before tax	85,927		63,068	45,249
Income tax expense	(8,305)		(3,878)	(3,872)
Net income (loss)	77,622		59,190	41,377
Non-controlling interest in net income	0		10,408	0
Preferred unitholders' interest in net income	12,303		2,480	0
Limited partners' interest in net income (loss)	65,319		46,302	41,377
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 34,409		$ 24,217	$ 18,133
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 1.93		$ 1.37	$ 1.58
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 4,257		$ 3,055	$ 3,221
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 2.03		$ 1.44	$ 1.52
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 26,653		$ 19,030	$ 20,023
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 2.03		$ 1.45	$ 1.52

[1]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty and the probable insurance recovery for repair expenses incurred for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during 2018. Refer to notes 4 and 22.
[2]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.